ANNUAL REPORT

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                           LEGACY MINNESOTA MUNICIPAL
                                    BOND FUND

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                               September 30, 2000

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                                TABLE OF CONTENTS

           Shareholder Letter . . . . . . . . . . . . . . . . . . . . . . . . .1

           Cumulative Rate of Return Graph . . . . . . . . . . . . . . . . . . 2

           Statement of Assets and Liabilities . . . . . . . . . . . . . . . . 3

           Statement of Operations . . . . . . . . . . . . . . . . . . . . . . 4

           Statements of Changes in Net Assets . . . . . . . . . . . . . . . . 5

           Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .6

           Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . 7

           Notes to the Financial Statements . . . . . . . . . . . . . . . . .13

           Report of Independent Accountants . . . . . . . . . . . . . . . . .16


              -----------------------------------------------------
                               NOTICE TO INVESTORS

                      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Fund involves investment risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

                      For more information about the Fund, please call 1-800-595-5552 to receive a Prospectus. Please read the Prospectus carefully before investing or sending money.


November 29, 2000



Dear Shareholder:

The enclosed annual report contains detailed information on your Fund including its performance, expenses and holdings.

During the past year your portfolio managers have completed their strategy of reducing the number of bonds in the portfolio. That action resulted in reducing the operating expenses of the Fund. Another strategy pursued by your managers was to extend the average maturity of the portfolio while interest rates were rising.

Given the strong economy, interest rates rose in the first half of the year. The effect of those higher interest rates was to lower the price of the municipal bonds and the Net Asset Value (NAV) of the Fund. In the early summer of 2000, your managers decided to extend the duration of the portfolio and capture the higher bond yields. Since that time, this strategy has added value as interest rates have fallen and the Net Asset Value of the fund has recovered to $9.70. Thus, for the year ended September 30, 2000, the Fund has achieved a total return of 4.44% compared to 4.36% for the Lipper Minnesota Municipal Debt Fund Index.

In the future, your managers will be looking for opportunities to enhance the current yield of the portfolio without significantly reducing its high quality.

We believe that tax-exempt bonds offer an excellent value for investors in higher tax brackets. We thank you for your business and appreciate the opportunity to be of service to you.

Sincerely,

/s/Steven A. Laraway
Steven A. Laraway
President

Bremer Investment Funds, Inc.

                                 4/12/99   6/30/99   9/30/99  12/31/99  3/31/00
Legacy Fund (No-Load)            $10,000   $9,910    $9,904   $9,873     $10,048
Legacy Fund (Load-Adjusted
2.75%)                            $9,725   $9,637    $9,632   $9,602      $9,772
Lipper Minnesota Municipal
Debt Funds                       $10,000   $9,834    $9,713   $9,562      $9,803

6/30/00           9/30/00
$10,160           $10,345
$9,880            $10,060
$9,911            $10,137

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 4/12/99 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                               AVERAGE ANNUAL RATE OF RETURN (%)
                                    --------------------------------------------
                                     ONE YEAR ENDED          SINCE INCEPTION* TO
                                     SEPTEMBER 30, 2000      SEPTEMBER 30, 2000
                                    --------------------------------------------
Legacy Fund (No-Load)                           4.44%                      2.32%
Legacy Fund (Load-Adjusted 2.75%)               1.62%                      0.42%
Lipper Minnesota Municipal Debt Fund**          4.36%                      0.93%


*       APRIL 12, 1999.
** THE LIPPER MINNESOTA MUNICIPAL DEBT FUND INDEX IS AN EQUALLY WEIGHTED INDEX COMPRISED OF THE TOP TEN MINNESOTA MUNICIPAL BOND FUNDS WITH AN AVERAGE DURATION OF 7.6 YEARS.
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Legacy Minnesota Municipal Bond Fund

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STATEMENT OF ASSETS AND LIABILITIES

September 30, 2000

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       ASSETS:
               Investments, at market value
                  (Cost of $52,266,838)                             $51,686,641
               Cash                                                     233,745
               Interest receivable                                      675,264
               Other assets                                                 589
                                                                   -------------
                    Total assets                                     52,596,239
                                                                   -------------

       LIABILITIES:
               Payable to Investment Adviser                             23,821
               Dividends payable                                        188,487
               Accrued expenses and other liabilities                    42,849
                                                                   ------------
                    Total liabilities                                    255,157
                                                                   -------------
       NET ASSETS                                                   $52,341,082
                                                                   =============


       NET ASSETS CONSIST OF:
               Capital stock                                        $53,178,753
               Distributions in excess of book net investment income   (292,925)
               Accumulated net realized gain on investments              35,451
               Net unrealized depreciation on investments              (580,197)
                                                                      ----------
                    Total Net Assets                                 $52,341,082
                                                                    ============

               Shares outstanding
                    (50 million shares authorized, $ .0001
                     par value)                                       5,393,398
                                                                    ============

               Net Asset Value and Redemption Price Per Share            $9.70
                                                                    ============
              Maximum Offering Price Per Share                           $9.97
                                                                    ============

                     SEE NOTES TO THE FINANCIAL STATEMENTS

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Legacy Minnesota Municipal Bond Fund

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STATEMENT OF OPERATIONS

Year Ended September 30, 2000
--------------------------------------------------------------------------------

      INVESTMENT INCOME:
            Interest income                                         $ 2,595,398
                                                                     -----------

      EXPENSES:

            Investment advisory fees                                    300,641
            Administration fees                                          28,602
            Shareholder servicing and accounting costs                   66,932
            Distribution fees                                            10,932
            Custody fees                                                 10,090
            Federal and state registration                                   65
            Professional fees                                            20,795
            Reports to shareholders                                      11,267
            Directors' fees and expenses                                  2,702
            Other                                                         1,085
                                                                       ---------
                  Total expenses                                        453,111
                                                                       ---------

      NET INVESTMENT INCOME                                            2,142,287
                                                                       ---------


      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
            Net realized loss on investments                           (549,985)
            Change in unrealized appreciation (depreciation) on
            investments                                                 781,726
                                                                       ---------
                  Net realized and unrealized gain on investments       231,741
                                                                       ---------

      NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                               $ 2,374,028
                                                                      ==========


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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Legacy Minnesota Municipal Bond Fund

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STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                     April 12, 19991
                                                                                  Year ended             through
                                                                              September 30, 2000     September 30, 1999
                                                                             ---------------------  ----------------------
OPERATIONS:
      Net investment income                                                  $  2,142,287              $  960,118
      Net realized loss on investments                                           (549,985)               (186,076)
      Change in unrealized appreciation (depreciation) on investments             781,726              (1,361,923)
                                                                             --------------  ----------------------
           Net increase (decrease) in net assets resulting from operations      2,374,028                (587,881)
                                                                             --------------  ----------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

      Net investment income                                                    (2,142,286)               (960,118)
      Distributions in excess of book net investment income                      (282,143)               (180,525)
                                                                             --------------  ----------------------
           Total dividends and distributions                                   (2,424,429)             (1,140,643)
                                                                             --------------  ----------------------

CAPITAL SHARE TRANSACTIONS:

      Proceeds from shares sold                                                 6,043,531               5,409,540
      Proceeds from trust fund conversion                                                              58,062,480
                                                                                        -
      Proceeds from shares issued to holders in reinvestment of
        dividends                                                                   1,836                     117
      Cost of shares redeemed                                                 (10,874,733)             (4,522,764)
                                                                             --------------  ----------------------
           Net increase (decrease) in net assets resulting from
           capital share transactions                                          (4,829,366)             58,949,373
                                                                             --------------  ----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (4,879,767)             57,220,849
                                                                             --------------  ----------------------

NET ASSETS:
      Beginning of period

                                                                               57,220,849                       -
                                                                             --------------  ----------------------
      End of period (including distributions in excess of book
           net investment income of $292,925 and $163,386 respectively)      $ 52,341,082            $ 57,220,849
                                                                             ==============  ======================
    (1) COMMENCEMENT OF OPERATIONS

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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Legacy Minnesota Municipal Bond Fund

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FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

                                                                                         April 12, 1999 1
                                                                   Year ended                 through
                                                               September 30, 2000        September 30, 1999
                                                              ----------------------   -----------------------
PER SHARE DATA:
      NET ASSET VALUE, BEGINNING OF PERIOD                                  $9.71                     $10.00
                                                              ----------------------   -----------------------

      INCOME (LOSS) FROM INVESTMENT OPERATIONS:
           Net investment income                                             0.40                       0.16
           Net realized and unrealized income (loss)
           on investments                                                    0.02                      (0.26)
                                                              ----------------------   -----------------------
                Total from investment operations                             0.42                      (0.10)
                                                              ----------------------   -----------------------

      LESS DIVIDENDS AND DISTRIBUTIONS:
           Dividends from net investment income                             (0.43)                     (0.16)
           Distributions in excess of net investment income                  0.00                      (0.03)
                                                              ----------------------   -----------------------
                Total dividends and distributions                           (0.43)                     (0.19)
                                                              ----------------------   -----------------------

      NET ASSET VALUE, END OF PERIOD                                        $9.70                      $9.71
                                                              ======================   =======================
TOTAL RETURN                                                                 4.44%                     (0.96)%(2)


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period                                         $52,341,082               $57,220,849
      Ratio of net expenses to average net assets                             0.83%                     0.88% 3
      Ratio of net investment income to average net assets                    3.93%                     3.53% 3
      Portfolio turnover rate                                                22.30%                    18.86%

   (1) COMMENCEMENT OF OPERATIONS.
   (2) NOT ANNUALIZED.
   (3) ANNUALIZED.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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Legacy Minnesota Municipal Bond Fund

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SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000

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         PRINCIPAL

           AMOUNT                                                          VALUE

--------------------------------------------------------------------------------
LONG TERM INVESTMENTS - 98.3%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
--------------------------------------------------------------------------------

EDUCATION - 17.0%

             Alexandria Minnesota Independent School District No. 206
$ 600,000      Series A, 6.100%, 02/01/05                            $  617,718
             Alexandria Minnesota Independent School District No. 206
1,300,000      Series A, 5.375%, 02/01/13                             1,318,356
             Anoka Hennepin Minnesota Independent School District.
             No. 11
1,000,000      Series A, 5.250%, 02/01/11                             1,022,120
             Minneapolis Minnesota Special School District No. 001
1,110,000      Series A, 5.900%, 02/01/12                             1,156,631
             Minneapolis Minnesota Special School District No. 001
1,100,000      5.000%, 02/01/12                                       1,088,681
             Osseo Minnesota Independent School District No. 279
340,000        Series B, 4.700%, 02/01/05                               340,241
             Park Rapids Minnesota Independent School District No. 309
500,000        4.750%, 02/01/13                                         470,995
             Prior Lake Minnesota Independent School District No. 719
1,000,000      5.500%, 02/01/15                                       1,015,960
             Red Wing Minnesota Independent School District No. 256
600,000        Series A, 5.250%, 02/01/03                               606,360
             St. Paul Minnesota Independent School District No. 625
205,000         Series B, 6.000%, 02/01/05                              211,472
             White Bear Lake Minnesota Independent School District
             No. 624
1,000,000       Series C, 5.700%, 02/01/06                            1,033,170
                                                                       ---------
                                                                      8,881,704
                                                                       ---------

             EDUCATION (HIGHER) - 4.8%
             Minnesota State Higher Education Facility Authority
250,000        Series 3-R2, 5.350%, 09/01/06                            254,297
             Minnesota State Higher Education Facility Authority
800,000        Series 3-R1, 5.350%, 10/01/06                            814,000
             Minnesota State Higher Education Facility Authority
500,000        Series 4-N, 5.300%, 11/01/12                             501,735
             Minnesota State Higher Education Facility Authority
720,000        Series 4-L, 5.350%, 10/01/17                             683,784
             Northfield Minnesota College Facility
225,000        6.150%, 10/01/05                                         234,797
                                                                       ---------
                                                                      2,488,613
                                                                       ---------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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Legacy Minnesota Municipal Bond Fund

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SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                         VALUE

             ELECTRIC - 8.7%
             Northern Municipal Power Agency Minnesota Electric
$ 500,000      Series A, 5.400%, 01/01/02                             $ 505,580
             Northern Municipal Power Agency Minnesota Electric
  750,000      5.500%, 01/01/07                                         781,665
             Northern Municipal Power Agency Minnesota Electric
1,000,000      5.400%, 01/01/26                                         991,710
             Southern Minnesota Municipal Power Agency Power Supply
395,000        Series B, 5.800%, 01/01/07                               409,809
             Western Minnesota Municipal Power Agency
1,835,000      Series A, 5.500%, 01/01/11                             1,888,894
                                                                       ---------
                                                                      4,577,658
                                                                       ---------
             HOSPITAL - 11.4%
             Bloomington Minnesota Health Care Facility
500,000        5.450%, 07/01/03                                         510,790
             Duluth Minnesota Economic Development Authority Health
             Care Facilities
500,000        6.000%, 02/15/12                                         521,135
             Minneapolis-St. Paul Minnesota Housing & Redevelopment
             Health Care System
1,000,000      Series A, 5.000%, 11/15/06                             1,008,920
             Robbinsdale Minnesota Hospital
1,000,000      Series B, 5.300%, 05/15/07                             1,020,000
             Rochester Minnesota Health Care Facilities
1,145,000      Series I, 5.800%, 11/15/07                             1,213,952
             Saint Cloud Minnesota Hospital Facilities
900,000        Series A, 5.000%, 07/01/12                               884,259
             St. Paul Minnesota Housing & Redevelopment Authority
             Hospital
800,000        5.300%, 05/15/06                                         817,992
                                                                       ---------
                                                                      5,977,048
                                                                       ---------

             HOUSING - 11.6%
             Burnsville Minnesota Multi-Family Housing
40,000         5.375%, 07/01/04                                          40,941
             Coon Rapids Minnesota Single Family Housing
60,000         5.700%, 09/01/04                                          62,356
             Minneapolis Minnesota Multifamily Housing
90,000         6.750%, 10/01/01                                          91,850
             Minnesota State Housing Agency
100,000        6.100%, 07/01/01                                         101,288
             Minnesota State Housing Agency
100,000        6.200%, 07/01/02                                         102,375
             Minnesota State Housing Agency
325,000        Series E, 5.250%, 08/01/02                               329,261
             Minnesota State Housing Agency
250,000        4.950%, 01/01/03                                         251,985

                     SEE NOTES TO THE FINANCIAL STATMENTS.

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Legacy Minnesota Municipal Bond Fund

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SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                   VALUE

             HOUSING (CONTINUED) - 11.6%
             Minnesota State Housing Agency
$ 175,000      5.200%, 07/01/03                                       $ 177,798
             Minnesota State Housing Agency
  200,000      Series C, 5.300%, 01/01/04                               204,520
             Minnesota State Housing Agency
  240,000      Series D, 5.150%, 02/01/04                               243,420
             Minnesota State Housing Agency
  300,000      Series C, 5.300%, 07/01/04                               307,743
             Minnesota State Housing Agency
  245,000      Series F, 5.450%, 07/01/04                               252,575
             Minnesota State Housing Agency
  245,000      Series F, 5.550%, 07/01/05                               254,374
             Minnesota State Housing Agency
  135,000      Series A, 5.500%, 01/01/08                               140,377
             Minnesota State Housing Agency
  325,000      Series A, 5.600%, 07/01/09                               340,246
             Minnesota State Housing Agency
  600,000      Series B, 5.000%, 07/01/13                               591,066
             Minnesota State Housing Agency
  595,000      6.000%, 01/01/16                                         611,440
             Olmsted County Minnesota Housing & Redevelopment
  200,000      7.000%, 02/01/13                                         201,664
             St. Paul Minnesota Housing & Redevelopment Authority
  500,000      5.100%, 09/01/03                                         507,525
             St. Paul Minnesota Housing & Redevelopment Authority
  650,000      Series J, 5.125%, 03/01/12                               633,809
             Washington County Minnesota Housing & Redevelopment
             Authority
  630,000      5.000%, 02/01/06                                         634,763
                                                                       ---------
                                                                      6,081,376
                                                                       ---------

             PUBLIC FACILITIES & IMPROVEMENTS - 29.2%
             Bloomington Minnesota
  500,000      5.500%, 02/01/08                                         514,865
             Burnsville Minnesota
  300,000      Series B, 5.800%, 02/01/01                               301,440
             Chaska Minnesota
  1,000,000    4.100%, 12/01/08                                         942,060
             Golden Valley Minnesota
    670,000    Series C, 5.200%, 02/01/11                               680,552
             Hennepin County Minnesota
    800,000    5.200%, 12/01/10                                         818,624
             Hennepin County Minnesota
    480,000    Series A, 5.000%, 12/01/11                               481,882

                      SEE NOTES TO THE FINANCIAL STATEMENTS.

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Legacy Minnesota Municipal Bond Fund

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SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                          VALUE

             PUBLIC FACILITIES & IMPROVEMENTS (CONTINUED) - 29.2%
             Mankato Minnesota
 $ 800,000     Series D, 6.050%, 02/01/05                             $ 822,752
             Metropolitan Council Minnesota Sports Facilities
   500,000     6.000%, 10/01/09                                         521,240
             Metropolitan Council Minnesota
   600,000     Series A, 5.750%, 12/01/00                               601,326
             Metropolitan Council Minnesota
   725,000     Series C, 5.400%, 02/01/13                               732,670
             Minneapolis Minnesota
   805,000     5.000%, 12/01/06                                         821,615
             Minneapolis Minnesota
   500,000     6.250%, 10/01/07                                         521,325
             Minneapolis Minnesota
   600,000     4.700%, 12/01/08                                         597,954
             Minneapolis Minnesota
   250,000     5.750%, 09/01/10                                         254,543
             Minneapolis Minnesota
   200,000     6.250%, 04/01/12                                         207,618
             Minneapolis Minnesota
   500,000     Series D, 5.000%, 12/01/16                               468,780
             Minneapolis Minnesota Capital Appreciation
   1,250,000   Series B, 0.000%, 12/01/08                               836,800
             Minnesota State
 1,000,000     5.000%, 11/01/10                                       1,010,550
             Minnesota State
 1,300,000     4.850%, 08/01/12                                       1,274,702
             Minnesota State
   750,000     5.250%, 08/01/12                                         762,120
             Plymouth Minnesota
   420,000      7.000%, 04/01/12                                        420,756
             Ramsey County Minnesota
   500,000     Series C, 5.500%, 12/01/03                               515,130
             Sartell Minnesota
   560,000     Series B, 5.000%, 02/01/09                               566,479
             St. Paul Minnesota
   600,000     Series A, 5.000%, 02/01/01                               601,344
                                                                       ---------
                                                                     15,277,127
                                                                       ---------

              TRANSPORTATION - 5.8%
             Bloomington Minnesota Port Authority
   500,000     Series A, 5.250%, 02/01/03                               507,715
             Bloomington Minnesota Port Authority
   750,000     Series A, 4.750%, 02/01/11                               732,015

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
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Legacy Minnesota Municipal Bond Fund

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SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

-------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                          VALUE

             TRANSPORTATION (CONTINUED) - 5.8%
             Bloomington Minnesota Port Authority
$ 400,000      Series A, 5.350%, 02/01/13                             $ 404,860
             Seaway Port Authority Duluth Minnesota
  500,000      Series B, 6.800%, 05/01/12                               522,930
             St. Cloud Minnesota Infrastructure Management
  880,000      Series 1999A, 4.800%, 03/01/08                           877,254
                                                                       ---------
                                                                      3,044,774
                                                                       ---------

             WASTE DISPOSAL - 3.0%
             Anoka County Minnesota Solid Waste Disposal
  250,000      6.950%, 02/01/08                                         255,840
             Hennepin County Minnesota Solid Waste Disposal
  250,000      5.500%, 10/01/03                                         257,205
             Hennepin County Minnesota Solid Waste Disposal
  500,000      5.750%, 10/01/10                                         518,170
             Wright County Minnesota Solid Waste Disposal
  500,000      Series A, 5.400%, 12/01/06                               514,950
                                                                       ---------
                                                                      1,546,165
                                                                       ---------

             WATER & SEWER - 6.8%
             Metropolitan Counsil Minneapolis-St. Paul
             Metropolitan Area Sewer
  675,000      Series B, 4.850%, 12/01/11                               664,112
             Minnesota Public Facilities Authority Water
             Pollution Control
  500,000      Series A, 6.450%, 03/01/02                               513,410
             Minnesota Public Facilities Authority Water
             Pollution Control
  770,000      5.000%, 03/01/10                                         773,319
             Minnesota Public Facilities Authority Water
             Pollution Control
  600,000      Series B, 5.350%, 03/01/12                               607,266
             Minnesota Public Facilities Authority Water
             Pollution Control
  1,000,000    Series B, 5.375%, 03/01/13                             1,008,110
                                                                      ----------
                                                                      3,566,217
                                                                      ----------

             TOTAL MUNICIPAL BONDS
              (Cost of $52,020,879)                                  51,440,682
                                                                     -----------

             TOTAL LONG TERM INVESMENTS
              (COST OF $52,020,879)                                  51,440,682
                                                                     -----------
                      SEE NOTES TO THE FINANCIAL STATEMENTS.

================================================================================

Legacy Minnesota Municipal Bond Fund

================================================================================

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (CONTINUED)

--------------------------------------------------------------------------------

 SHARES                                                                    VALUE

             SHORT TERM INVESTMENTS - 0.5%

             INVESTMENT COMPANIES - 0.5%

245,959      Federated Minnesota Municipal Money Market               $  245,959
                                                                      ----------

             TOTAL INVESTMENT COMPANIES
              (Cost of $245,959)                                        245,959
                                                                      ----------

            TOTAL SHORT TERM INVESTMENTS
              (COST OF $245,959)                                        245,959
                                                                      ----------

             TOTAL INVESTMENTS - 98.8%
              (COST OF $52,266,838)                                  51,686,641
                                                                     -----------
             Other assets in excess of liabilities - 1.2%               654,441
                                                                     -----------
             TOTAL NET ASSETS - 100.0%                             $ 52,341,082
                                                                    ============
                      SEE NOTES TO THE FINANCIAL STATEMENTS.


================================================================================

LEGACY MINNESOTA MUNICIPAL BOND FUND.

================================================================================

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2000



--------------------------------------------------------------------------------


1.  ORGANIZATION

   Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund. Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

   The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund were paid by Bremer Trust, N.A., the Investment Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

   a) INVESTMENT VALUATION - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) WRITTEN OPTION ACCOUNTING - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) INCOME AND EXPENSES - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from the net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2000, reclassifications were recorded to increase accumulated net investment losses by $152,604, increase accumulated net realized losses on investments by $625,695 and decrease paid in capital by $778,299.

   f) USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) OTHER - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the year ended September 30, 2000, were as follows:

      Shares sold                                 629,815
      Shares issued
         to holders in
         reinvestment of
         dividends

                                                 191

      Shares redeemed                          (1,132,301)
                                           ----------------
      Net decrease                               (502,295)
                                           ================

   Transactions in shares of the Fund for the period ended September 30, 1999, were as follows:

      Shares sold                                 550,747
      Shares issues as
         a result of
         trust fund
         conversion                             5,806,248
      Shares issued
         to holders in
         reinvestment of
         dividends

                                                 12

      Shares redeemed                            (461,314)
                                           ----------------
      Net increase                             5,895,693
                                           ================

4.  INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the year ended September 30, 2000, were as follows:

        Purchases

        U.S. Government                            $     -
        Other                                   11,916,826
      Sales
        U.S. Government                                  -
        Other                                   16,287,875

   At September 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                       $  1,186,659
      Depreciation                               (840,637)
                                           ----------------
      Net appreciation

        on investments                        $ 346,022
                                           ================
    At September 30, 2000, the cost of investments for federal income tax purposes was $51,340,619.

5.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged Richfield Bank & Trust Co. to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

    Firstar Bank, N.A., a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

    The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, Inc. to distribute the Fund's shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.02% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2000, $10,932 was incurred pursuant to the distribution agreement.

6.   RELATED PARTIES

    Richfield Bank & Trust Co. and Bremer Trust, N.A. each had clients and affiliated clients that held 3,819,340 and 1,562,896 outstanding shares, respectively, of the Fund as of September 30, 2000.

--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Legacy Minnesota Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Legacy Minnesota Municipal Bond Fund (one of the portfolios constituting the Bremer Investments Funds, Inc., a Maryland corporation) as of September 30, 2000, and the related statement of operations, statements of changes in net assets, and financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Legacy Minnesota Municipal Bond Fund of the Bremer Investment Funds, Inc.
as of September 30, 2000, and the results of its operations, changes in its net assets and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States.

/s/Arthur Andersen LLP
----------------------
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
October 23, 2000


                               INVESTMENT ADVISER
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                         St. Cloud, Minnesota 56302-0986


                                   SUB-ADVISER
                             Richfield Bank & Trust
                            6625 Lyndale Avenue South
                           Richfield, Minnesota 55423

                      ADMINISTRATOR, DIVIDEND PAYING AGENT,
                          SHAREHOLDERS' SERVICING AGENT
                               AND TRANSFER AGENT

                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                    CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                     COUNSEL
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                   DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    DIRECTORS

                                Steven A. Laraway
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek